Accumulated other comprehensive income/(loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 30,951,837
Ending balance	(34,682,888)	$ 30,951,837
Unrealized gain associated with the available for sale securities reclassified from accumulated other comprehensive income to net income as a result of the disposal of available-for-sale securities		146,929
Other comprehensive income/(loss) attributable to non-controlling interest was related to foreign currency translation adjustments amount	(638,863)	1,143	(75)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	30,951,837	104,557,008	107,910,960	$ 82,000,020
Other comprehensive loss	(65,634,725)	(73,605,171)	(3,353,952)	25,910,940
Ending balance	$ (34,682,888)	$ 30,951,837	$ 104,557,008	$ 107,910,960